Award Timing Disclosure	12 Months Ended
	Jun. 30, 2024	May 02, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policy on Timing of Option Grants
The Compensation Committee has not established policies and practices regarding the timing of option grants in relation to the release of material nonpublic information (“MNPI”) and does not take MNPI into account when determining the timing and terms of stock option awards to Executive Officers. The Company does not time the disclosure of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method
The Compensation Committee has not established policies and practices regarding the timing of option grants in relation to the release of material nonpublic information (“MNPI”) and does not take MNPI into account when determining the timing and terms of stock option awards to Executive Officers. The Company does not time the disclosure of MNPI for the purpose of affecting the value of executive compensation.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
The Compensation Committee has not established policies and practices regarding the timing of option grants in relation to the release of material nonpublic information (“MNPI”) and does not take MNPI into account when determining the timing and terms of stock option awards to Executive Officers. The Company does not time the disclosure of MNPI for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
During fiscal 2024, the options listed in the Table below were granted within four business days of the filing of our Form 10-Q for our third fiscal quarter. The options were granted to incentivize the executives for the enhanced role each was undertaking with the Company.

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award(1)
Percentage change in the closing market price
of the securities underlying the award between
the trading day ending immediately prior to the
disclosure of material nonpublic information
and the trading day beginning immediately
following the disclosure of material nonpublic
information.

Kevin S. Buchel	5/2/2024	50,000	$41.75	$1,095,500	8%
Michael Carrieri	5/2/2024	50,000	$41.75	$1,095,500	8%

(1)
Exercise price of the options was equal to the closing market price on the date of grant. The grant date fair value of the award was calculated in accordance with FASB ASC Topic 718. Assumptions used in the calculation of these amounts are included in footnote 10 to the Notes to Consolidated Financial Statements contained in the Company's Form 10-K for the year ended June 30, 2024.

Kevin S. Buchel [Member]
Awards Close in Time to MNPI Disclosures
Name		Kevin S. Buchel
Underlying Securities | shares		50,000
Exercise Price | $ / shares		$ 41.75
Fair Value as of Grant Date | $		$ 1,095,500
Underlying Security Market Price Change		0.08
Michael Carrieri [Member]
Awards Close in Time to MNPI Disclosures
Name		Michael Carrieri
Underlying Securities | shares		50,000
Exercise Price | $ / shares		$ 41.75
Fair Value as of Grant Date | $		$ 1,095,500
Underlying Security Market Price Change		0.08